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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21862

Banc of America Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2005 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 145.0%
	Columbia Acorn International Fund, Class Z	4	167
	Columbia Cash Reserves, Capital Class Shares	1,117	1,117
	Columbia High Income Fund, Class Z	142	1,242
	Columbia Large Cap Enhanced Core Fund, Class Z	1,143	15,292
	Columbia Large Cap Value Fund, Class Z	191	2,708
	Columbia Marsico Focused Equities Fund, Class Z	163	3,221
	Columbia Mid Cap Growth Fund, Class Z	108	2,598
	Columbia Mid Cap Value Fund, Class Z	146	2,011
	Columbia Multi-Advisor International Equity Fund, Class Z	452	7,123
	Columbia Short Term Bond Fund, Class Z	117	1,141
	Columbia Small Cap Growth Fund II, Class Z	60	815
	Columbia Small Cap Value Fund II , Class Z	68	869
	Columbia Total Return Bond Fund, Class Z	2,078	19,826

	Total Investment Companies (cost of $58,866)		58,130

	Total Investments – 145.0% (cost of $58,866)(b)(c)		58,130

	Other Assets & Liabilities, Net – (45.0)%		(18,035)

	Net Assets – 100.0%		40,095

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $58,866.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$ 237	$(973)	$(736)

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2010 Portfolio

		Shares	Value ($)*
Investment Company(a) – 145.4%
	Columbia Acorn International Fund, Class Z	12	464
	Columbia Cash Reserves, Capital Class Shares	1,117	1,116
	Columbia High Income Fund, Class Z	26	228
	Columbia Large Cap Enhanced Core Fund, Class Z	1,218	16,295
	Columbia Large Cap Value Fund, Class Z	223	3,161
	Columbia Marsico Focused Equities Fund, Class Z	186	3,681
	Columbia Mid Cap Growth Fund, Class Z	121	2,887
	Columbia Mid Cap Value Fund, Class Z	168	2,321
	Columbia Multi-Advisor International Equity Fund, Class Z	478	7,535
	Columbia Small Cap Growth Fund II, Class Z	69	937
	Columbia Small Cap Value Fund II , Class Z	80	1,018
	Columbia Total Return Bond Fund, Class Z	1,944	18,550

	Total Investment Company (cost of $59,027)		58,193

	Total Investments – 145.4% (cost of $59,027)(b)(c)		58,193

	Other Assets & Liabilities, Net – (45.4)%		(18,169)

	Net Assets – 100.0%		40,024

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $59,027.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$ 230	$(1,064)	$(834)

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2015 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 145.5%
	Columbia Acorn International Fund, Class Z	20	742
	Columbia Cash Reserves, Capital Class Shares	1,112	1,112
	Columbia Large Cap Enhanced Core Fund, Class Z	1,255	16,789
	Columbia Large Cap Value Fund, Class Z	255	3,610
	Columbia Marsico Focused Equities Fund, Class Z	207	4,093
	Columbia Mid Cap Growth Fund, Class Z	129	3,082
	Columbia Mid Cap Value Fund, Class Z	182	2,516
	Columbia Multi-Advisor International Equity Fund, Class Z	498	7,854
	Columbia Small Cap Growth Fund II, Class Z	86	1,166
	Columbia Small Cap Value Fund II , Class Z	100	1,280
	Columbia Total Return Bond Fund, Class Z	1,664	15,875

	Total Investment Companies (cost of $59,068)		58,119

	Total Investments – 145.5% (cost of $59,068)(b)(c)		58,119

	Other Assets & Liabilities, Net – (45.5)%		(18,176)

	Net Assets – 100.0%		39,943

Notes to Investment Portfolio:

*

Security Valuation:

Investments in underlying Funds are valued at the net asset value of each class of the respective underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $59,068.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$ 216	$(1,165)	$(949)

See Accompanying Notes to Financial Statements.

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2020 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 145.7%
	Columbia Acorn International Fund, Class Z	26	986
	Columbia Cash Reserves, Capital Class Shares	1,108	1,108
	Columbia Large Cap Enhanced Core Fund, Class Z	1,250	16,724
	Columbia Large Cap Value Fund, Class Z	287	4,065
	Columbia Marsico Focused Equities Fund, Class Z	231	4,562
	Columbia Mid Cap Growth Fund, Class Z	144	3,459
	Columbia Mid Cap Value Fund, Class Z	209	2,882
	Columbia Multi-Advisor International Equity Fund, Class Z	519	8,183
	Columbia Small Cap Growth Fund II, Class Z	107	1,458
	Columbia Small Cap Value Fund II , Class Z	125	1,605
	Columbia Total Return Bond Fund, Class Z	1,362	12,990

	Total Investment Companies (cost of $59,108)		58,022

	Total Investments – 145.7% (cost of $59,108)(b)(c)		58,022

	Other Assets & Liabilities, Net – (45.7)%		(18,187)

	Net Assets – 100.0%		39,835

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $59,108.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 200	$(1,286)	$(1,086)

See Accompanying Notes to Financial Statements.

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2025 Portfolio

		Shares	Value ($)*
Investment Companies(a) – 131.6%
	Columbia Acorn International Fund, Class Z	45	1,667
	Columbia Cash Reserves, Capital Class Shares	1,455	1,455
	Columbia Large Cap Enhanced Core Fund, Class Z	1,679	22,464
	Columbia Large Cap Value Fund, Class Z	421	5,964
	Columbia Marsico Focused Equities Fund, Class Z	334	6,591
	Columbia Mid Cap Growth Fund, Class Z	203	4,854
	Columbia Mid Cap Value Fund, Class Z	297	4,095
	Columbia Multi-Advisor International Equity Fund, Class Z	697	10,987
	Columbia Small Cap Growth Fund II, Class Z	135	1,842
	Columbia Small Cap Value Fund II , Class Z	200	2,562
	Columbia Total Return Bond Fund, Class Z	1,395	13,307

	Total Investment Company (cost of $77,182)		75,788

	Total Investments – 131.6% (cost of $77,182)(b)(c)		75,788

	Other Assets & Liabilities, Net – (31.6)%		(18,185)

	Net Assets – 100.0%		57,603

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual Funds registered under the Investment Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $77,182.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 244	$(1,638)	$(1,394)

See Accompanying Notes to Financial Statements.

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2030 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 132.5%
	Columbia Acorn International Fund, Class Z	54	2,023
	Columbia Cash Reserves, Capital Class Shares	1,420	1,420
	Columbia Large Cap Enhanced Core Fund, Class Z	1,699	22,727
	Columbia Large Cap Value Fund, Class Z	460	6,511
	Columbia Marsico Focused Equities Fund, Class Z	360	7,106
	Columbia Mid Cap Growth Fund, Class Z	209	4,999
	Columbia Mid Cap Value Fund, Class Z	310	4,276
	Columbia Multi-Advisor International Equity Fund, Class Z	706	11,136
	Columbia Small Cap Growth Fund II, Class Z	136	1,851
	Columbia Small Cap Value Fund II , Class Z	214	2,743
	Columbia Total Return Bond Fund, Class Z	983	9,381

	Total Investment Companies (cost of $75,680)		74,173

	Total Investments – 132.5% (cost of $75,680)(b)(c)		74,173

	Other Assets & Liabilities, Net – (32.5)%		(18,200)

	Net Assets – 100.0%		55,973

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $75,680.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 213	$(1,720)	$(1,507)

See Accompanying Notes to Financial Statements.

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2035 Portfolio

		Shares	Value ($)*
Investment Company (a) – 132.6%
	Columbia Acorn International Fund, Class Z	66	2,453
	Columbia Cash Reserves, Capital Class Shares	1,416	1,416
	Columbia Large Cap Enhanced Core Fund, Class Z	1,664	22,266
	Columbia Large Cap Value Fund, Class Z	508	7,205
	Columbia Marsico Focused Equities Fund, Class Z	394	7,787
	Columbia Mid Cap Growth Fund, Class Z	231	5,544
	Columbia Mid Cap Value Fund, Class Z	348	4,793
	Columbia Multi-Advisor International Equity Fund, Class Z	726	11,443
	Columbia Small Cap Growth Fund II, Class Z	163	2,216
	Columbia Small Cap Value Fund II , Class Z	249	3,184
	Columbia Total Return Bond Fund, Class Z	603	5,756

	Total Investment Company (cost of $75,735)		74,063

	Total Investments – 132.6% (cost of $75,735)(b)(c)		74,063

	Other Assets & Liabilities, Net – (32.6)%		(18,214)

	Net Assets – 100.0%		55,849

Notes to Investment Portfolio:

*	Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $75,735.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 196	$(1,868)	$(1,672)

1

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Banc of America Retirement 2040 Portfolio

		Shares	Value ($)*
Investment Companies (a) – 135.6%
	Columbia Acorn International Fund, Class Z	75	2,782
	Columbia Cash Reserves, Capital Class Shares	1,322	1,322
	Columbia Large Cap Enhanced Core Fund, Class Z	1,496	20,016
	Columbia Large Cap Value Fund, Class Z	544	7,702
	Columbia Marsico Focused Equities Fund, Class Z	417	8,229
	Columbia Mid Cap Growth Fund, Class Z	230	5,512
	Columbia Mid Cap Value Fund, Class Z	350	4,820
	Columbia Multi-Advisor International Equity Fund, Class Z	696	10,979
	Columbia Small Cap Growth Fund II, Class Z	184	2,511
	Columbia Small Cap Value Fund II , Class Z	274	3,504
	Columbia Total Return Bond Fund, Class Z	212	2,023

	Total Investment Companies (cost of $71,122)		69,400

	Total Investments – 135.6% (cost of $71,122)(b)(c)		69,400

	Other Assets & Liabilities, Net – (35.6)%		(18,228)

	Net Assets – 100.0%		51,172

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by, Columbia Management Advisors, LLC.

(b)	Cost for federal income tax purposes is $71,122.

(c)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$ 184	$(1,906)	$(1,722)

See Accompanying Notes to Financial Statements.

1

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Banc of America Funds Trust

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date		September 28, 2006

I, J. Kevin Connaughton, certify that:

1.                                       I have reviewed this report on Form N-Q of Banc of America Funds Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  all significant deficiencies and material weaknesses  in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2006	/s/ J. Kevin Connaughton

J. Kevin Connaughton, Treasurer

I, Christopher L. Wilson, certify that:

1.                                       I have reviewed this report on Form N-Q of Banc of America Funds Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)                                  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)                                 designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)                                  evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)                                 disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)                                  all significant deficiencies and material weaknesses  in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)                                 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2006	/s/ Christopher L. Wilson

Christopher L. Wilson, President